Deferred compensation plans - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 26, 2018	May 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average amounts on the grant date fair value of options granted			¥ 110	¥ 126	¥ 176
Total intrinsic values, exercised			¥ 450	¥ 330	¥ 435
Aggregate intrinsic values, outstanding			702
Aggregate intrinsic values, exercisable			645
Total unrecognized compensation cost, based on fair value			¥ 317
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 4 months
Total fair value of awards vested
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total intrinsic values, exercised			21,740	¥ 21,014	¥ 25,059
Aggregate intrinsic values, outstanding			35,591
Aggregate intrinsic values, exercisable			14,616
Total unrecognized compensation cost, based on fair value			¥ 2,341
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 10 months
Exercise price per share			¥ 1
Weighted-average grant date fair value per share			¥ 588	¥ 375	¥ 759
Total fair value of awards vested			¥ 17,539	¥ 23,310	¥ 20,880
SAR Plan B [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 9,650	8,960	16,890
Tax benefits recognized in earnings for compensation expense			566	453	806
Cash received from exercise of compensation plans			764
Tax benefit realized from exercise of deferred compensation			678
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 24,286	23,127	23,480
NSUs and CSUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period			3 years
NSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 2,858
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 1 month
Total fair value of awards vested			¥ 17,103	14,267	19,860
NSUs [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total grant date fair value		¥ 7,000
NSUs [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		7 years
CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 2,806
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 5 months
Total fair value of awards vested			¥ 11,871	15,186	18,366
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 1,668
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 2 months
Total fair value of awards vested			¥ 7,669	10,802	13,725
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 8,697	6,107	9,463
NIUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period			3 years
NSUs, CSUs and NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 779	¥ 720	¥ 672
RSU [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total number of RSU granded	50,284,100
RSU [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
Extending vesting period	7 years